Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Inventory [Line Items]
Inventory

(5)    Inventory

As of September 30, 2021, inventory is comprised of raw materials, labor, and overhead costs incurred for the production of the Company’s rockets and bridge ventilator spare parts. As of December 31, 2020, inventory was comprised entirely of bridge ventilator spare parts given technological feasibility was not reached until January 2021. Inventory consists of the following as of September 30, 2021 and December 21, 2020:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Raw materials	$15,015	$66
Work in process	$19,178	—
Inventories, gross	$34,193	66
Provision for contract losses	$(11,192)	—
Reserve for inventory excess and obsolescence	$(160)	—
Inventory	$22,841	$66

For the nine-months ended September 30, 2021, the Company determined inventory related to certain near-term rocket builds was not recoverable. As a result, the Company recognized an expense of $1.6 million to write-down inventory to its estimated net realizable value.

(5) Inventory As of December 31, 2020, inventory is comprised of only bridge ventilator spare parts.